Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Subsidiaries
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de México, S.A. de C.V.	—	99.9	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Germany GmbH	—	100.0	Other segments	Germany
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0 (*)	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A Alloys II, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Huntie (Ningxia) New Material Tech Co. Ltd.	—	98.0	Other segments	China
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

(*) 26% of the ownership of the ordinary shares of Ferroglobe South Africa (Pty) Ltd. is held by a limited partnership fund (The Palamo Mining Investment Fund No.1 LLP ), while 100% of preferred shares are fully retained by Group entity Ferroglobe Spain, S.A.U.

2024 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de México, S.A. de C.V.	—	99.9	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Germany GmbH	—	100.0	Other segments	Germany
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0 (*)	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A Alloys II, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Huntie (Ningxia) New Material Tech Co. Ltd.	—	98.0	Other segments	China
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

(*) 26% of the ownership of the ordinary shares of Ferroglobe South Africa (Pty) Ltd. is held by a limited partnership fund (The Palamo Mining Investment Fund No.1 LLP ), while 100% of preferred shares are fully retained by Group entity Ferroglobe Spain, S.A.U.